Corporate and Business Information (Tables)	6 Months Ended
Jun. 30, 2025
Corporate and Business Information [Abstract]
Schedule of Subsidiaries	The following table lists the Company’s subsidiaries as of June 30, 2025, and December 31, 2024.
Subsidiaries	Place of Business/Country of Incorporation	Equity Ownership Held by the Company 6/30/2025	Equity Ownership Held by the Company 12/31/2024
Effecti Tecnologia Web LTDA. (“Effecti”)	Brazil	100%	100%
Leadlovers Tecnologia LTDA. (“Leadlovers”)	Brazil	100%	100%
Ipe Tecnologia LTDA. (“Ipe”)	Brazil	100%	100%
Dataminer Dados, Informações e Documentos LTDA (“Datahub”)	Brazil	100%	100%
Onclick Sistemas de Informação LTDA. (“Onclick”)	Brazil	100%	100%
Simplest Software LTDA (“Mercos”)	Brazil	57.91%	57.91%
Smart NX	Brazil	-	55%
Nuvini S.A	Brazil	100%	100%
Nuvini LLC	United States of America	100%	100%